PHOENIX ADVISER TRUST
    Supplement dated February 17, 2006 to the Prospectus dated June 20, 2005, as supplemented January 11, 2006

                         PHOENIX CA TAX-EXEMPT BOND FUND
   Supplement dated February 17, 2006 to the Prospectus dated August 28, 2005, as supplemented January 11, 2006

                           THE PHOENIX-ENGEMANN FUNDS
     Supplement dated February 17, 2006 to the Prospectus dated May 1, 2005, as supplemented June 17, 2005, October 31, 2005 and January 11, 2006

                           PHOENIX EQUITY SERIES FUND
  Supplement dated February 17, 2006 to the Prospectus dated December 31, 2005, as supplemented January 11, 2006

                              PHOENIX EQUITY TRUST
  Supplement dated February 17, 2006 to the Prospectus dated October 31, 2005, as supplemented January 11, 2006

                         PHOENIX INVESTMENT SERIES FUND
   Supplement dated February 17, 2006 to the Prospectus dated August 28, 2005, as supplemented January 11, 2006

                           PHOENIX INVESTMENT TRUST 97
  Supplement dated February 17, 2006 to the Prospectus dated December 31, 2005, as supplemented January 11, 2006

                               PHOENIX-KAYNE FUNDS
     Supplement dated February 17, 2006 to the Prospectus dated May 1, 2005, as supplemented June 17, 2005, October 20, 2005 and January 11, 2006

                          PHOENIX MULTI-PORTFOLIO FUND
   Supplement dated February 17, 2006 to the Prospectus dated March 29, 2005, as supplemented May 17, 2005, June 17, 2005, July 1, 2005, October 7, 2005,
             November 3, 2005, December 1, 2005 and January 11, 2006

                           PHOENIX OPPORTUNITIES TRUST
   Supplement dated February 17, 2006 to the Prospectus dated January 31, 2006

                               PHOENIX PHOLIOs(SM)
  Supplement dated February 17, 2006 to the Prospectus dated November 30, 2005, as supplemented January 6, 2006 and January 11, 2006

                      PHOENIX STRATEGIC EQUITY SERIES FUND
    Supplement dated February 17, 2006 to the Prospectus dated July 29, 2005, as supplemented January 6, 2006 and January 11, 2006

IMPORTANT NOTICE TO INVESTORS

Effective immediately, the following disclosure is added following the tables under "Initial Sales Charge Alternative--Class A Shares" under the heading "Sales Charges" in each of the above-referenced prospectuses.

     SALES CHARGE REDUCTIONS AND WAIVERS

     Investors may reduce or eliminate sales charges applicable to purchases of Class A Shares through utilization of Combination Purchase Privilege, Letter of Intent, Right of Accumulation, Purchase by Associations or the Account Reinstatement Privilege. These programs are summarized below and may be described in greater detail in the Statement of Additional Information. Investors buying Class A Shares on which a finder's fee has been paid may incur a 1% deferred sales charge if they redeem their shares within one year of purchase.

     Combination Purchase Privilege. Your purchase of any class of shares of this or any other Phoenix Fund (other than Phoenix Money Market Fund Class A Shares), if made at the same time by the same person, will be added together with any existing Phoenix Fund account values to determine whether the combined sum entitles you to an immediate reduction in sales charges. A "person" is defined in this and the following sections as: (a) any individual, their spouse and minor children purchasing shares for his or their own account (including an IRA account) including his or their own trust; (b) a trustee or other fiduciary purchasing for a single trust, estate or single fiduciary account (even though more than one beneficiary may exist); (c) multiple employer trusts or Section 403(b) plans for the same employer; (d) multiple accounts (up to 200) under a qualified employee benefit plan or administered by a third party administrator; or (e) trust companies, bank trust departments, registered investment advisers, and similar entities placing orders or providing administrative services with respect to funds over which they exercise discretionary investment authority and which are held in a fiduciary, agency, custodial or similar capacity, provided all shares are held of record in the name, or nominee name, of the entity placing the order.

     Letter of Intent. If you sign a Letter of Intent, your purchase of any class of shares of this or any other Phoenix Fund (other than Phoenix Money Market Fund Class A Shares), if made by the same person within a 13-month period, will be added together to determine whether you are entitled to an immediate reduction in sales charges. Sales charges are reduced based on the overall amount you indicate that you will buy under the Letter of Intent. The Letter of Intent is a mutually non-binding arrangement between you and the Distributor. Shares worth 5% of the amount of each purchase will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charges applicable to the shares actually purchased in the event the full intended amount is not purchased.

     Right of Accumulation. The value of your account(s) in any class of shares of this or any other Phoenix Fund (other than Phoenix Money Market Fund Class A Shares) if made over time by the same person, may be added together at the time of each purchase to determine whether the combined sum entitles you to a prospective reduction in sales charges. You must provide certain account information to the Distributor at the time of purchase to exercise this right.

     Purchase by Associations. Certain groups or associations may be treated as a "person" and qualify for reduced Class A Share sales charges. The group or association must: (1) have been in existence for at least six months;
     (2) have a legitimate purpose other than to purchase mutual fund shares at a reduced sales charge; (3) work through an investment dealer; or (4) not be a group whose sole reason for existing is to consist of members who are credit card holders of a particular company, policyholders of an insurance company, customers of a bank or a broker-dealer or clients of an investment adviser.

     Account Reinstatement Privilege. For 180 days after you sell your Class A, Class B or Class C Shares on which you have previously paid a sales charge, you may purchase Class A Shares of any Phoenix Fund at net asset value, with no sales charge, by reinvesting all or part of your proceeds, but not more.

     Sales at Net Asset Value. In addition to the programs summarized above, the Funds may sell their Class A Shares at net asset value without an initial sales charge to certain types of accounts or account holders, including, but not limited to: trustees of the Funds; directors, officers, employees and sales representatives of the Adviser, Subadviser (if any) or Distributor or a corporate affiliate of the Adviser or Distributor; private clients of an Adviser or Subadviser to any of the Funds; registered representatives and employees of dealers with which the Distributor has sales agreements; and certain qualified employee benefit plans, endowment funds or foundations. Please see the Statement of Additional Information for more information about qualifying for purchases of Class A Shares at net asset value.

Effective immediately, the following disclosure (or portions of such disclosure as are applicable to the type of funds contained in a certain prospectus) is added as a new subsection at the end of the section entitled "Sales Charges:"

    COMPENSATION TO DEALERS

    Dealers with whom the Distributor has entered into sales agreements receive a discount or commission as described below.

    EQUITY FUNDS AND BALANCED FUNDS

                  Amount of                   Sales Charge as          Sales Charge as a            Dealer Discount as a
                 Transaction                  a Percentage of            Percentage of                  Percentage of
              at Offering Price               Offering Price            Amount Invested                Offering Price
 ----------------------------------------------------------------------------------------------------------------------------
     Under $50,000                                 5.75%                     6.10%                          5.00%
     $50,000 but under $100,000                    4.75                      4.99                           4.25
     $100,000 but under $250,000                   3.75                      3.90                           3.25
     $250,000 but under $500,000                   2.75                      2.83                           2.25
     $500,000 but under $1,000,000                 2.00                      2.04                           1.75
     $1,000,000 or more                            None                      None                           None

    FIXED INCOME FUNDS,
    EXCEPT PHOENIX MULTI-SECTOR SHORT TERM BOND FUND AND PHOENIX MONEY MARKET FUND

                  Amount of                   Sales Charge as          Sales Charge as a            Dealer Discount as a
                 Transaction                  a Percentage of            Percentage of                  Percentage of
               at Offering Price              Offering Price            Amount Invested                Offering Price
 ----------------------------------------------------------------------------------------------------------------------------
     Under $50,000                                 4.75%                     4.99%                          4.25%
     $50,000 but under $100,000                    4.50                      4.71                           4.00
     $100,000 but under $250,000                   3.50                      3.63                           3.00
     $250,000 but under $500,000                   2.75                      2.83                           2.25
     $500,000 but under $1,000,000                 2.00                      2.04                           1.75
     $1,000,000 or more                            None                      None                           None

    In addition to the dealer discount on purchases of Class A Shares, the Distributor intends to pay investment dealers a sales commission of 4% of the sale price of Class B Shares and a sales commission of 1% of the sale price of Class C Shares sold by such dealers. (This sales commission will not be paid to dealers for sales of Class B Shares or Class C Shares purchased by 401(k) participants of the Merrill Lynch Daily K Plan (the "Plan") due to a waiver of the CDSC for these Plan participants' purchases.) Your broker, dealer or investment adviser may also charge you additional commissions or fees for their services in selling shares to you provided they notify the Distributor of their intention to do so.

    Dealers and other entities that enter into special arrangements with the Distributor may receive compensation for the sale and promotion of shares of the Fund and/or for providing other shareholder services. Such fees are in addition to the sales commissions referenced above and may be based upon the amount of sales of fund shares by a dealer; the provision of assistance in marketing of fund shares; access to sales personnel and information dissemination services; provision of recordkeeping and administrative services to qualified employee benefit plans; and other criteria as established by the Distributor. Depending on the nature of the services, these fees may be paid either from the Fund through distribution fees, service fees or transfer agent fees or, in some cases, the Distributor may pay certain fees from its own profits and resources. From its own profits and resources, the Distributor does intend to: (a) from time to time, pay special incentive and retention fees to qualified wholesalers, registered financial institutions and third party marketers; (b) pay broker-dealers a finder's fee in an amount equal to 1% of the first $3 million of Class A Share purchases by an account held in the name of a qualified employee benefit plan with at least 100 eligible employees, 0.50% on the next $3 million, plus 0.25% on the amount in excess of $6 million; and (c) excluding purchases as described in (b) above, pay broker-dealers an amount equal to 1.00% of the amount of Class A Shares sold from $1,000,000 to $3,000,000, 0.50% on amounts of $3,000,001 to $10,000,000 and 0.25% on amounts greater than $10,000,000. For purchases made prior to January 11, 2006, if part or all of such investment as described in (b) and (c) above, including investments by qualified employee benefit plans, is subsequently redeemed within one year of the investment date, the broker-dealer will refund to the Distributor such amounts paid with respect to the investment. For purchases made after January 11, 2006, if part or all of such investment as described in (b) and (c) above, including investments by qualified employee benefit plans opened after January 11, 2006, is subsequently redeemed within one year, a 1% CDSC may apply, except for redemptions of shares purchased on which a finder's fee would have been paid where such investor's dealer of record, due to the nature of the investor's account, notifies the Distributor prior to the time of the investment that the dealer waives the finder's fee otherwise payable to the dealer, or agrees to receive such finder's fee ratably over a 12-month period. For purposes of determining the applicability of the CDSC, the one-year CDSC period begins on the last day of the month preceding the month in which the purchase was made. Any dealer who receives more than 90% of a sales charge may be deemed to be an "underwriter" under the Securities Act of 1933. PEPCO reserves the right to discontinue or alter such fee payment plans at any time.

    From its own resources or pursuant to the Distribution Plans, and subject to the dealers' prior approval, the Distributor may provide additional compensation to registered representatives of dealers in the form of travel expenses, meals, and lodging associated with training and educational meetings sponsored by the Distributor. The Distributor may also provide gifts amounting in value to less than $100, and occasional meals or entertainment, to registered representatives of dealers. Any such travel expenses, meals, lodging, gifts or entertainment paid will not be preconditioned upon the registered representatives' or dealers' achievement of a sales target. The Distributor may, from time to time, reallow the entire portion of the sales charge on Class A Shares which it normally retains to individual selling dealers. However, such additional reallowance generally will be made only when the selling dealer commits to substantial marketing support such as internal wholesaling through dedicated personnel, internal communications and mass mailings.

    The Distributor has agreed to pay fees to certain distributors for preferred marketing opportunities. These arrangements may be viewed as creating a conflict of interest between these distributors and investors. Investors should make due inquiry of their selling agents to ensure that they are receiving the requisite point of sale disclosures and suitable recommendations free of any influence by reason of these arrangements.

The following replaces the disclosure in the second bullet in "Step 1" under "Opening an Account" in the section "Your Account:"

    o There is no initial dollar requirement for defined contribution plans, asset-based fee programs, profit-sharing plans, or employee benefit plans. There is also no minimum for reinvesting dividends and capital gains into another account.

IMPORTANT NOTICE TO INVESTORS--PHOENIX OPPORTUNITIES TRUST
PHOENIX BOND FUND AND PHOENIX EARNINGS DRIVEN GROWTH FUND

The following tables replace the expense Example tables on pages 6 and 11 respectively. The figures contained in these new tables correct a minor computational error contained in the tables in the current prospectus.

PHOENIX BOND FUND

The following replaces the first table on page 6:
-----------------------------------------------------------------------------------------------------------------------------
CLASS                              1 YEAR                   3 YEARS                  5 YEARS                 10 YEARS
-------------------------- ------------------------ ------------------------ ------------------------ -----------------------
Class X                              $91                     $284                     $493                    $1,096
-------------------------- ------------------------ ------------------------ ------------------------ -----------------------
Class A                             $587                     $831                    $1,095                   $1,846
-------------------------- ------------------------ ------------------------ ------------------------ -----------------------
Class B                             $593                     $880                    $1,194                   $2,325
-------------------------- ------------------------ ------------------------ ------------------------ -----------------------
Class C                             $293                     $804                    $1,440                   $3,152
-----------------------------------------------------------------------------------------------------------------------------

The following replaces the second table on page 6:
-----------------------------------------------------------------------------------------------------------------------------
CLASS                              1 YEAR                   3 YEARS                  5 YEARS                 10 YEARS
-------------------------- ------------------------ ------------------------ ------------------------ -----------------------
Class B                             $193                     $680                    $1,194                   $2,325
-------------------------- ------------------------ ------------------------ ------------------------ -----------------------
Class C                             $193                     $804                    $1,440                   $3,152
-----------------------------------------------------------------------------------------------------------------------------

PHOENIX EARNINGS DRIVEN GROWTH FUND

The following replaces the first table on page 11:
-----------------------------------------------------------------------------------------------------------------------------
CLASS                              1 YEAR                   3 YEARS                  5 YEARS                 10 YEARS
-------------------------- ------------------------ ------------------------ ------------------------ -----------------------
Class X                             $117                     $410                     $725                    $1,617
-------------------------- ------------------------ ------------------------ ------------------------ -----------------------
Class A                             $709                    $1,062                   $1,439                   $2,492
-------------------------- ------------------------ ------------------------ ------------------------ -----------------------
Class B                             $618                     $953                    $1,316                   $2,652
-------------------------- ------------------------ ------------------------ ------------------------ -----------------------
Class C                             $318                     $739                    $1,287                   $2,782
-----------------------------------------------------------------------------------------------------------------------------

The following replaces the second table on page 11:
-----------------------------------------------------------------------------------------------------------------------------
CLASS                              1 YEAR                   3 YEARS                  5 YEARS                 10 YEARS
-------------------------- ------------------------ ------------------------ ------------------------ -----------------------
Class B                             $218                     $753                    $1,316                   $2,652
-------------------------- ------------------------ ------------------------ ------------------------ -----------------------
Class C                             $218                     $739                    $1,287                   $2,782
-----------------------------------------------------------------------------------------------------------------------------


         INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR
                               FUTURE REFERENCE.

PXP 4420/NAV&BDComp (2/06)